UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:          September 30, 2011


Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.): [   ]   is a restatement.
                                       [   ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GV Financial Advisors
Address:     1100 Abernathy Road
             Building 500, Suite 500
             Atlanta, GA 30328

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Debbie Powell
Title:   Operations Manager
Phone:   770-295-5756

Signature, Place, and Date of Signing:

/s/ Gina Kowacich                 Atlanta, GA
     [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:               23

Form 13F Information Table Value Total:           125,899,000
                                                   (thousands)




List of Other Included Managers:




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
ISSUER                           SYMBOL     CUSIP                 VALUE         SH/PRN             INVESTMENT      OTHER    VOTING
                                                                 1,000.00       AMOUNT             DISCRETION      MGRS    AUTHORITY

ISHARES TRUST LEHMAN             AGG       464287226              989,436.78       8985.894          YES          NO            NO
Barclays Bank Plc                DJP       06738C778            1,226,488.16          29384          Yes          No            No
iShares MSCI Emerging Markets    EEM       464287234            9,701,363.15     276431.459          Yes          No            No
Ishares Trust EAFE Index Fund    EFA       464287465           20,549,552.65     430106.912          Yes          No            No
Ishares Trust MSCI Index         EFG       464288885               80,391.92           1613          Yes          No            No
Ishares Trust MSCI Eafe Value
  Index Fund                     EFV       464288877               80,864.01           1949          Yes          No            No
Ishares Inc MSCI Brazil Index    EWZ       464286400               31,206.00            600          Yes          No            No
Ishares Trust Cohen & Steers
  Realty Majors                  ICF       464287564            4,480,855.84      73025.682          Yes          No            No
iShares S&P 500 Barra Value Fund IVE       464287408            1,079,724.14          20933          Yes          No            No
Ishares Trust                    IVV       464287200                7,617.23             67          Yes          No            No
iShares S&P 500 Barra
  Growth Fund                    IVW       464287309              400,448.36           6539          Yes          No            No
I Shares Russell 1000 Index      IWB       464287622               26,141.72            418          Yes          No            No
Ishares Trust Russell Microcap   IWC       464288869              430,829.10      10948.643          Yes          No            No
iShares Russell 1000 Value       IWD       464287598           39,192,172.64     692563.574          Yes          No            No
iShares Russell 1000 Growth      IWF       464287614           29,137,737.20     554160.083          Yes          No            No
iShares Russell 2000             IWM       464287655              203,694.04           3167          Yes          No            No
iShares Russell 2000 Value
  Index Fund                     IWN       464287630           11,092,134.44     194514.017          Yes          No            No
Ishares Russell 2000 Growth
  Index                          IWO       464287648            6,852,858.98      93274.248          Yes          No            No
Ishares Trust Russell Midcap
  Value Index Fund               IWS       464287473               90,577.44           2349          Yes          No            No
Ishares Trust Small Growth
  Index Fund                     JKK       464288604               29,464.60            402          Yes          No            No
Ishares Trust Small Value
  Index Fund                     JKL       464288703               50,432.46            741          Yes          No            No
Ishares Trust KLD Select Social  KLD       464288802              150,188.98       3005.583          Yes          No            No
Ishares Trust 1-3 Treasury Index
  Fund                           SHY       464287457               14,884.32            176          Yes          No            No
                                                              125,899,064.16    2405354.095